Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Percentage of income tax expense benefit	70.10%	90.00%
Net operating loss carry forwards for federal income tax purposes	$ 562,000	$ 118,000
Net operating loss carry forwards expiry date	2031